Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Sep. 07, 2022	Feb. 18, 2022
Disclosure of cash flow statement [line items]
Value of shares received as consideration for the disposal of long term equity investments	$ 48.0	$ 4.6
Kutcho [member]
Disclosure of cash flow statement [line items]
Value of shares received as partial consideration for settling and terminating convertible note and non revolving loan				$ 6.7
Keno Hill PMPA [Member]
Disclosure of cash flow statement [line items]
Receipt of shares as consideration for termination, shares			34,800,989
Receipt of shares as consideration for termination, value			$ 141.0